Operating Lease - Schedule of Maturities of Lease Liabilities (Details)	Mar. 31, 2025 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
Twelve months ending March 31, 2026	$ 150,853
Twelve months ending March 31, 2027	113,247
Twelve months ending March 31, 2028	32,974
Less: imputed interest	(14,741)
Present value of lease liabilities	$ 282,333